Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	53,879	53,871
Issued for share plan	8	8
Authorised and in issue at December, 31	53,887	53,879